Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of income tax expense and income tax related to profit

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019

Profit before income tax from continuing operations	350,453	878,629	817,103

Tax at 25%	87,613	219,657	204,276
Permanent differences	2,503	(7,181)	6,104
Effect of different tax rates	(8,720)	(30,686)	(22,564)
Tax credits (deductions)	(14,998)	(14,980)	(12,702)
Prior year income tax expense	18,908	517	(3,722)
Other income tax expenses/(income)	(180)	2,312	(2,933)
Total income tax expense	85,126	169,639	168,459

Deferred tax	17,754	43,138	58,275
Current tax	67,372	126,501	110,184
Total income tax expense	85,126	169,639	168,459

Schedule of deferred tax assets and liabilities

	Thousands of Euros
	Tax effect
	31/12/2021	31/12/2020	31/12/2019

Assets
Provisions	8,387	3,942	6,228
Inventories	47,908	59,129	51,838
Tax credits (deductions)	26,425	57,896	61,476
Tax loss carryforwards	51,750	53,063	36,066
Other	19,993	11,004	6,531
Subtotal, assets	154,463	185,034	162,139
Goodwill	(2,106)	(30,040)	(27,721)
Fixed assets, amortisation and depreciation	3,151	(3,011)	(2,821)
Intangible assets	(3,001)	(2,062)	(8,573)
Subtotal, net liabilities	(1,956)	(35,113)	(39,115)
Deferred assets, net	152,507	149,921	123,024

Liabilities
Goodwill	(272,596)	(215,907)	(194,964)
Intangible assets	(288,819)	(270,145)	(214,993)
Fixed assets	(86,899)	(78,325)	(88,498)
Debt cancellation costs	(61,543)	(66,720)	(65,967)
Subtotal, liabilities	(709,857)	(631,097)	(564,422)
Tax loss carryforwards	2,160	12,024	24,734
Inventories	5,532	1,673	2,408
Provisions	37,671	36,663	39,366
Other	30,510	23,924	34,087
Subtotal, net assets	75,873	74,284	100,595
Net deferred Liabilities	(633,984)	(556,813)	(463,827)

Schedule of movement in deferred tax assets and liabilities

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2021	31/12/2020	31/12/2019
Balance at 1 January	(406,892)	(340,803)	(291,859)
Movements during the year	(17,754)	(43,138)	(58,275)
Business combination (note 3)	(16,400)	(47,988)	—
Translation differences	(40,431)	25,037	9,331
Balance at 31 December	(481,477)	(406,892)	(340,803)

Schedule of details about deferred tax assets and liabilities by jurisdiction

Detail of assets and liabilities by jurisdiction at 31 December 2021 are as follows:

	USA	Spain	Other	Total
	31/12/2021	31/12/2021	31/12/2021	31/12/2021

Net deferred tax	(578,061)	(17,963)	36,372	(559,652)
Tax credit rigths	—	26,425	—	26,425
Tax loss carryforwards	15,236	4,808	31,706	51,750
	(562,825)	13,270	68,078	(481,477)

Detail of assets and liabilities by jurisdiction at 31 December 2020 are as follows:

	USA	Spain	Other	Total
	31/12/2020	31/12/2020	31/12/2020	31/12/2020

Net deferred tax	(466,961)	(36,298)	(26,616)	(529,875)
Tax credit rigths	—	57,861	35	57,896
Tax loss carryforwards	21,277	4,928	38,882	65,087
	(445,684)	26,491	12,301	(406,892)

Detail of assets and liabilities by jurisdiction at 31 December 2019 are as follows:

	USA	Spain	Other	Total
	31/12/2019	31/12/2019	31/12/2019	31/12/2019

Net deferred tax	(392,040)	(35,117)	(35,921)	(463,078)
Tax credit rigths	54,340	5,162	1,297	60,799
Tax loss carryforwards	—	61,476	—	61,476
	(337,700)	31,521	(34,624)	(340,803)